Goodwill, Net	12 Months Ended
May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
11.	GOODWILL, NET
Goodwill, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Beginning balance	15,765	33,411
Acquisition	16,192	55,632
Exchange differences	1,454	(2,502)

Ending balance	33,411	86,541
Accumulated impairment	(1,682)	(6,927)

Goodwill, net	31,729	79,614

The Group recorded US$1,682, nil and US$5,245
impairment losses on goodwill for the years ended May 31, 2017, 2018 and 2019, respectively. The Group performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. The goodwill impairments are derived from the reporting units of CMSI and Haiwei Career. CMSI and Haiwei Career, as a component of the operating segments of primary and secondary school education and overseas consulting study services, are considered to be separate reporting units for goodwill impairment purposes
.